Nature of operations and business combination - Narrative (Details)			12 Months Ended
	Aug. 10, 2021 USD ($) shares $ / shares	Feb. 12, 2021	Oct. 31, 2021 USD ($) $ / shares shares	Oct. 31, 2020 USD ($) shares	Oct. 31, 2019 USD ($) shares	Dec. 14, 2021 $ / shares	Oct. 31, 2018 shares
Disclosure of classes of share capital [line items]
Business combination, share exchange ratio	39.91
Number of share options issued upon exchange of acquiree shares (in shares)	4,242,707
Sale of stock, price per share (in dollars per share) | $ / shares						$ 11.32
Fair market value of warrants (in dollars per share) | $ / shares			$ 3.57
Listing fee | $			$ 152,719,009	$ 0	$ 0
Number of shares outstanding (in shares)	163,179,555		163,179,655
Share capital
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)			163,179,655	83,361,291	76,467,637		70,825,919
Public shares issued in exchange for Li-Cycle Corp shares (in shares)			97,508,181
Peridot Acquisition Corp.
Disclosure of classes of share capital [line items]
Shares redeemed (in shares)	3,377,626
Payments to acquire or redeem entity's shares | $	$ 33,800,000
Peridot Acquisition Corp. | Common Class A
Disclosure of classes of share capital [line items]
Number of shares to be converted into acquiring entity shares (in shares)	26,622,374
Peridot Acquisition Corp. | Common Class B
Disclosure of classes of share capital [line items]
Shares converted (in shares)	7,500,000
Li-Cycle Holdings Corp.
Disclosure of classes of share capital [line items]
Number of shares reserved for issue under options and contracts for sale of shares (in shares)	31,549,000
Sale of stock, price per share (in dollars per share) | $ / shares	$ 10
Proceeds from public share issuance, net of share issue costs | $	$ 315,500,000
Li-Cycle Holdings Corp. | Common Class A
Disclosure of classes of share capital [line items]
Shares converted (in shares)	7,500,000
Shares converted (in shares)	96,084,679
Li-Cycle Corp.
Disclosure of classes of share capital [line items]
Number of shares exchanged (in shares)	2,552,450
Li-Cycle Corp. | Common Class A
Disclosure of classes of share capital [line items]
Number of shares exchanged (in shares)	2,407,535
Peridot Acquisition Corp.
Disclosure of classes of share capital [line items]
Sale of stock, price per share (in dollars per share) | $ / shares	$ 10
Proceeds from public share issuance, net of share issue costs | $	$ 525,329,273
Percentage of voting equity interests acquired			100.00%
Fair market value of warrants (in dollars per share) | $ / shares	$ 2.1
Warrant liability | $	$ 48,299,987
Listing fee | $			$ 152,700,000
Transaction-related costs | $	26,965,445
Consideration transferred, acquisition-date fair value | $	$ 656,713,740
Number of instruments or interests issued or issuable (in shares)	65,671,374
Peridot Acquisition Corp. | Peridot Acquisition Corp.
Disclosure of classes of share capital [line items]
Transaction-related costs | $			29,600,000
Peridot Acquisition Corp. | Li-Cycle Corp.
Disclosure of classes of share capital [line items]
Transaction-related costs | $			$ 27,000,000
Li-Cycle Inc.
Disclosure of classes of share capital [line items]
Proportion of ownership interest in subsidiary			100.00%
Li-Cycle North America Hub, Inc.
Disclosure of classes of share capital [line items]
Proportion of ownership interest in subsidiary			100.00%
Li-Cycle Holdings Corp.
Disclosure of classes of share capital [line items]
Proportion of ownership interest in subsidiary		100.00%
Li-Cycle Corp.
Disclosure of classes of share capital [line items]
Proportion of ownership interest in subsidiary			100.00%